INTEREST BEARING LOANS AND BORROWINGS - Narrative (Details) $ in Thousands	1 Months Ended								4 Months Ended	6 Months Ended		25 Months Ended
	Jun. 30, 2024 USD ($)	May 31, 2024 USD ($) tanker	Apr. 30, 2024 USD ($)	Mar. 31, 2024 USD ($) tanker	Feb. 29, 2024 USD ($) tanker	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Aug. 31, 2024 USD ($)	Jun. 30, 2024 USD ($) vessels	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Jun. 30, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of debt										$ 1,355,037	$ 259,375
Repayments of borrowings										$ 961,132	$ 356,625
Debt instrument, covenant compliance, cash required to be maintained, percentage	50.00%									50.00%
Debt instrument, covenant compliance, undrawn credit facility availability										12 months
Debt instrument, covenant compliance, cash maintained, percentage	50.00%						50.00%			50.00%		50.00%
Cash required by financial loan covenant
Disclosure of detailed information about borrowings [line items]
Cash	$ 89,800						$ 75,400			$ 89,800		$ 75,400
VLCC vessels
Disclosure of detailed information about borrowings [line items]
Number of vessels delivered | vessels										13
$1410.0 million term loan facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity								$ 1,410,000
Debt instrument, term								5 years
Interest rate amortization profile								20 years
Proceeds from issuance of debt												891,300
Undrawn borrowing facilities							518,700					518,700
Notional amount								$ 1,410,000
$539.9 million term loan facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity								$ 539,900
Debt instrument, term								5 years
Proceeds from issuance of debt						$ 60,000						235,000
Undrawn borrowing facilities							304,900					$ 304,900
Repayments of borrowings	147,500
$275.0 million revolving credit facility
Disclosure of detailed information about borrowings [line items]
Proceeds from issuance of debt							$ 99,700
Undrawn borrowing facilities			$ 200,000
Notional amount													$ 275,000
Repayments of borrowings			$ 100,000
$94.5 million term loan facility
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity					$ 94,500
Debt instrument, term					5 years
Interest rate amortization profile					20 years
Net cash proceeds										$ 38,000
$94.5 million term loan facility | LR2 Tanker
Disclosure of detailed information about borrowings [line items]
Number of tankers refinanced | tanker					2
$94.5 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis					1.80%
$219.6 million term loan facility
Disclosure of detailed information about borrowings [line items]
Debt instrument, term				5 years
Interest rate amortization profile				18 years
Notional amount				$ 219,600
Net cash proceeds										101,000
$219.6 million term loan facility | LR2 Tanker
Disclosure of detailed information about borrowings [line items]
Number of tankers refinanced | tanker				6
$219.6 million term loan facility | Secured Overnight Financing Rate (SOFR)
Disclosure of detailed information about borrowings [line items]
Borrowings, adjustment to interest rate basis				1.80%
$606.7 million term loan facility
Disclosure of detailed information about borrowings [line items]
Debt instrument, term		9 years
Interest rate amortization profile		19 years 8 months 12 days
Proceeds from issuance of debt	306,500
Undrawn borrowing facilities	$ 300,200									300,200
Notional amount		$ 606,700
Net cash proceeds									$ 275,000	$ 135,300
$606.7 million term loan facility | LR2 Tanker
Disclosure of detailed information about borrowings [line items]
Number of tankers refinanced | tanker		8
$606.7 million term loan facility | Suezmax tanker
Disclosure of detailed information about borrowings [line items]
Number of tankers refinanced | tanker		8